ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENT DATED JUNE 25, 2012 TO THE

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2012

FOR CONTRACTS ISSUED BEFORE JUNE 1, 2009

Access100 Contracts

ContributorPlus Contracts

Flex(b) Contracts

Transition20 Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

The information in this Supplement updates and otherwise supplements the Supplemental Prospectus dated May 1, 2012 (the “2012 GWB Supplement”). Please read this Supplement carefully and retain it for future reference. Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2012 GWB Supplement.

The text below replaces in its entirety the examples set out on pages 3 and 4 of the 2012 GWB Supplement.

SUPPLEMENT TO EXAMPLES

The information in this section supplements the Examples section in the applicable Contract prospectus.

The following assumptions apply to all examples.

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•

You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (1.04%) among the underlying Portfolios in which the Designated Subaccounts invest.

•

You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract. The rollup percentage is 6%. The maximum rider charge of 2.10% is incurred.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.
•	The annual contract maintenance fee of $30 is incurred.

ACCESS100

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 2.00% are incurred.

Because there are no early withdrawal charges in the Access100 contract, your costs are the same whether you surrender, annuitize, or keep your Contract.

Table #1. We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$552	$1,773	$3,160	$7,450

Table #2. We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$552	$1,773	$3,160	$7,450

CONTRIBUTORPLUS

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.80% are incurred. We also assume that a 4% bonus is credited to the Purchase Payment

By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.

Table #1. We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,432	$2,412	$3,557	$7,238

Table #2. We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$532	$1,712	$3,057	$7,238

FLEX(b)

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.50% are incurred.

By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.

Table #1. We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,302	$2,219	$3,300	$6,912

Table #2. We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$502	$1,619	$2,900	$6,912

TRANSITION20

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In the example, we assume that Separate Account annual expenses of 1.90% are incurred.

By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.

Table #1. We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$1,242	$2,242	$3,109	$7,345

Table #2. We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$542	$1,742	$3,109	$7,345